Balances and transactions with related parties: Receivable/Payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related parties:
Accounts receivable	$ 284	$ 809
Payables to related parties	(97,312)	(97,332)
Payables to related parties, net	(97,028)	(96,523)
Autobuses de Oriente
Related parties:
Accounts receivable		538
Autobuses Golfo Pacfico
Related parties:
Accounts receivable	284	271
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Related parties:
Payables to related parties	(96,769)	(96,643)
Key Management
Related parties:
Payables to related parties	$ (543)	$ (689)